Right of Use Assets - Narrative (Details) - CAD ($) $ in Millions		12 Months Ended
	Jun. 30, 2021	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of quantitative information about right-of-use assets [line items]
Additions		$ 40	$ 1
Lease liabilities recognized		16	15
Interest on lease liabilities		7	7	$ 8
Principal repayments		9	8
Expense relating to short-term and low value leases		2	0	0
Expense relating to variable lease payments		8	6	$ 7
Land
Disclosure of quantitative information about right-of-use assets [line items]
Additions		36	0
Pipeline
Disclosure of quantitative information about right-of-use assets [line items]
Additions		$ 0	$ 0
Derecognition of the right-of-use asset	$ 41
Lease liability	43
Gains on lease liability	$ 2